Income Taxes (Tables)	12 Months Ended
Jun. 30, 2024
Income Taxes [Abstract]
Schedule of Movements of Unrecognized Tax Benefits	The movements of unrecognized tax benefits are as follows:
RMB
Balance as of June 30, 2021	12,100
Increase in unrecognized tax benefits	1,400
Decrease in tax positions	-
Balance as of June 30, 2022	13,500
Increase in unrecognized tax benefits	260
Decrease in tax positions	-
Balance as of June 30, 2023	13,760
Increase due to acquisition of AIX	34,368
Increase in unrecognized tax benefits	1,883
Decrease in tax positions	(4,646)
Balance as of June 30, 2024	45,365

Schedule of Income Tax (Benefits) Expenses	Income tax (benefit) expense are comprised of the following:
	Year Ended June 30,
	2022	2023	2024
	RMB	RMB	RMB
Current tax expense	1,464	1,160	3,634
Deferred tax (benefit) expense	(2,389)	7,425	9,311
Income tax (benefit) expense	(925)	8,585	12,945

Schedule of Deferred Income Tax Assets and Liabilities	The principal components of the deferred income tax assets and liabilities are as follows:
	As of June 30,
	2023	2024
	RMB	RMB
Deferred tax assets:
Operating loss carryforward	26,104	139,726
Deductible research and development expenses	628	5,204
Advertising expense	7,931	6,538
Allowance for doubtful accounts, credit losses and impairment losses	1,723	-
Other temporary book/tax differences	1,850	-
Valuation allowances	(21,684)	(116,218)
Total	16,552	35,250
Deferred tax liabilities:
Fair value adjustments in relation to short-term investments	-	13,954
Estimated profit arising from future renewal commissions	-	92,964
PRC dividend withholding taxes	-	26,730
Fair value adjustments of long-lived assets from business acquisition	-	103,426
Total	-	237,074

Schedule of Reconciliation between the Provision for Income Taxes	Reconciliation between the provision for income taxes computed by applying the PRC enterprise income rate of 25% to net income before income taxes and income of affiliates, and the actual provision for income taxes is as follows:
	Year Ended June 30,
	2022	2023	2024
	RMB	RMB	RMB
Loss from operations in mainland China	(60,049)	(32,676)	64,307
Loss from operations in Hong Kong and others	(1,543)	(2,316)	(562,312)
Loss from continuing operations before income taxes and share of loss of affiliates	(61,592)	(34,992)	(498,005)
Statutory tax rate	25%	25%	25%
Income tax benefits at statutory tax rate	(15,398)	(8,748)	(124,501)
Deferred tax effect of tax rate change	768	(5,751)	-
True-up temporary book/tax differences	-	2,123	-
Disposal of a subsidiary	-	(6,561)	-
Expenses not deductible for tax purposes:
—Entertainment	-	-	1,192
—Other	695	500	350
Effect of tax holidays on concessionary rates granted to PRC entities	7,186	3,262	(2,861)
Effect of different tax rates of entities operating in other jurisdictions	385	579	112,158
Change in valuation allowance	3,775	23,051	24,671
Net effect of fair value changes*	-	-	19,672
Unrecognized tax benefits arising from certain transfer pricing arrangements	1,400	260	(18,096)
Other	264	(130)	360
Income tax (benefit) expense	(925)	8,585	12,945
*	The net effect of fair value changes for the year ended June 30, 2024 is primarily arising from fair value changes in contingent consideration and equity interests held by the Group.